Cover	12 Months Ended
Sep. 30, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment description	This Amendment No. 1 on Form 20-F/A (the “Form 20-F/A”) amends the annual report on Form 20-F of New Century Logistics (BVI) Limited (the “Company,” “we” or “our”) for the fiscal year ended September 30, 2025, originally filed with the U.S. Securities and Exchange Commission (“SEC”) on February 17, 2026 (the “Form 20-F”). This Form 20-F/A is being filed in response to the comment letter dated June 1, 2026 (the “SEC Comment Letter”) from the staff of the SEC and relates to matters discussed in the SEC Comment Letter. Item 3. Key Information, of Part I in the Form 20-F is amended by this Form 20-F/A to include the revised disclosures regarding the risks of lack of effective internal controls over financial reporting. Item 15. Controls and Procedures – Disclosure Controls of Part I in the Form 20-F is hereby amended by this Form 20-F/A to include additional disclosures covering: (i) the evaluation of disclosure controls and procedures, (ii) Management’s Annual Report on Internal Control over Financial Reporting, (iii) the Attestation Report of the Registered Public Accounting Firm, and (iv) any changes in internal control over financial reporting. Item 19. Exhibits 12.1 and 12.2, of Part III are amended by this Form 20-F/A to include the language concerning internal control over financial reporting, as revised in response to the SEC comments. This Amendment on Form 20-F/A speaks as of the filing date of the Form 20-F on February 17, 2026. Other than as set forth herein, the Form 20-F/A does not, and does not purport to, amend, update or restate any other information or disclosure included in the Form 20-F or reflect any events that have occurred since February 17, 2026.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--09-30
Entity File Number	001-42415
Entity Registrant Name	NEW CENTURY LOGISTICS (BVI) LIMITED
Entity Central Index Key	0001968043
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Office A-E, 33/F
Entity Address, Address Line Two	King Palace Plaza
Entity Address, Address Line Three	55 King Yip Street, Kwun Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	00-0000000
Title of 12(b) Security	Ordinary Shares
Trading Symbol	NCEW
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock Shares Outstanding	25,600,000
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Insider Trading Policies and Procedures Adopted [Flag]	true
Auditor Firm ID	7020
Auditor Name	AOGB CPA Limited
Auditor Location	Hong Kong, Hong Kong
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Office A-E, 33/F
Entity Address, Address Line Two	King Palace Plaza
Entity Address, Address Line Three	55 King Yip Street, Kwun Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	00-0000000
City Area Code	+852
Local Phone Number	2148 6328
Contact Personnel Name	Ngan Ching Shun